Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events

Note 11—Subsequent Events:

Employment Contract:

On January 19, 2012, the Company entered into an employment agreement with Alan H. Auerbach, the Company’s President and CEO. The employment agreement governs the terms of Mr. Auerbach’s employment since September 15, 2010 and expires on September 1, 2014, unless earlier terminated, with automatic one-year renewal terms unless either the Company or Mr. Auerbach gives written notice of termination 60 days prior to the end of the term. The employment agreement provides that Mr. Auerbach will receive an annual base salary of $470,000, retroactively effective to September 1, 2011, and will be eligible to receive an annual discretionary bonus in an amount up to 50% of his base salary. Per the employment agreement, Mr. Auerbach was granted an option to purchase 200,000 shares of Company common stock, which will vest as to 1/3 of the shares underlying the option on January 19, 2013, and as to 1/36 of the shares underlying the option on each monthly anniversary thereafter, subject to Mr. Auerbach’s continued employment through the vesting dates.